Available-for-Sale Investments (Details) (AmerisourceBergen Common Stock [Member], USD $) In Millions, unless otherwise specified	Aug. 31, 2013
AmerisourceBergen Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Shares of stock acquired (in shares)	4.0
Purchase price of shares	$ 224
Unrealized holding gains on Available-for-sale investment	1
Available-for-sale investments at fair value	$ 225